Net Income (Loss) per Share (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of basic and diluted net income (loss) per common share [Abstract]
Net income (loss) (in Dollars)	$ 36,262	$ 30,426	$ (16,991)
Basic earnings per share
Basic weighted average shares outstanding	366,651	363,326	363,326
Basic earnings (loss) per share (in Dollars per share)	$ 0.1	$ 0.08	$ (0.05)
Diluted earnings per share
Basic weighted average shares outstanding	366,651	363,326	363,326
Dilutive effect of stock options	65,599	21,687
Diluted weighted average shares outstanding	432,250	385,013	363,326
Diluted earnings (loss) per share (in Dollars per share)	$ 0.08	$ 0.08	$ (0.05)